Significant capital and funding transactions (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Common Shares Issued

	For the three months ended
	July 31, 2023		July 31, 2022
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	174	$16	100	$8
Issued in connection with dividend reinvestment plan (2)	5,355	670	–	–
Purchased for cancellation (3)	–	–	(10,445)	(129)
	5,529	$686	(10,345)	$(121)

	For the nine months ended
	July 31, 2023		July 31, 2022
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	678	$61	612	$50
Issued in connection with dividend reinvestment plan (2)	9,959	1,291	–	–
Purchased for cancellation (3)	–	–	(33,016)	(411)
	10,637	$1,352	(32,404)	$(361)

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)	The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended July 31, 2023 our DRIP requirements were satisfied through shares issued from treasury. During the nine months ended July 31, 2023 our DRIP requirements were satisfied through open market share purchases in the first three months and through shares issued from treasury in the last six months. During the three and nine months ended July 31, 2022 our DRIP requirements were satisfied through open market share purchases.
(3)	During the three and nine months ended July 31, 2023, we did not purchase for cancellation any common shares. During the three months ended July 31, 2022, we purchased for cancellation common shares at a total fair value of $1,338 million (average cost of $128.20 per share), with a book value of $129 million (book value of $12.47 per share). During the nine months ended July 31, 2022, we purchased for cancellation common shares at a total fair value of $4,444 million (average cost of $134.60 per share), with a book value of $411 million (book value of $12.46 per share).